ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Reserves (Detail)	Dec. 31, 2020
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Current income required to be appropriate to legal reserve (as a percent)	5.00%
Required legal reserve, as percent to capital stock and capital adjustment	20.00%